Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax	The provision for income tax for the years ended June 30, 2023, 2022 and 2021, consisted of the following:
	2023	2022	2021
Current income tax provision	$(138,418)	$1,849,570	$2,968,362
Deferred income tax provision	424,753	244,506	704,262
Total	$286,335	$2,094,076	$3,672,624

Schedule of Statutory EIT Rate and the Effective Tax	The following table sets forth reconciliation between the statutory EIT rate and the effective tax for the years ended June 30, 2023, 2022 and 2021, respectively:
	2023	2022	2021
Income before income taxes	$(11,760,317)	$8,335,041	$10,072,523
Provision for income taxes at statutory tax rate in the PRC	(2,798,020)	2,083,760	3,660,090
Temporary difference not recognized as deferred tax assets	3,078,891	-	-
Effect of expense for which no income tax is deductible	5,464	10,316	12,534
Income tax expense	$286,335	$2,094,076	$3,672,624

Schedule of Deferred Tax Assets and Liabilities	The significant components of deferred tax assets and liabilities as of June 30, 2023 and 2022 were as follows:
	2023	2022
Deferred tax assets
Advanced from customers	$446,246	442,322
Total deferred tax assets	446,246	442,322
Allowance for deferred tax assets	(446,246)	-
Deferred tax assets, net	-	442,322
	2023	2022
Deferred tax liabilities
Business combinations	$1,819,826	-
Total deferred tax liabilities	1,819,826	-

Schedule of Taxes Payable	The Company’s taxes payable as of June 30, 2023 and 2022, consisted of the following:
	2023	2022
Income tax payable	$-	$495,009
VAT payable	-	9,725
Other tax payables	-	940
Total	$-	$505,674